Share-Based Payment Plans - Disclosure Of Fair Value At Grant Date By Tranche Wise Explanatory (Details) - AUD ($)	Jun. 30, 2019	Jun. 28, 2019	Apr. 01, 2019	Jun. 30, 2018	Jun. 25, 2018	Jun. 14, 2018	Jun. 12, 2018	Apr. 18, 2018	Apr. 16, 2018	Jun. 30, 2017
Share Based Payments [Line Items]
Fair value at date of grant	$ 2,594,883			$ 247,089						$ 578,879
0.057 Exercise Price [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Fair value at date of grant									$ 0.0343
0.057 Exercise Price [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Fair value at date of grant									0.0373
0.057 Exercise Price [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Fair value at date of grant									0.0398
0.057 Exercise Price [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Fair value at date of grant									0.0417
0.057 Exercise Price [member] | Tranche 5 [member]
Share Based Payments [Line Items]
Fair value at date of grant									0.0495
0.057 Exercise Price [member] | Tranche 6 [member]
Share Based Payments [Line Items]
Fair value at date of grant									$ 0.0471
0.057 Excercise Price Expires On 18 April 2018 [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Fair value at date of grant								$ 0.0493
0.057 Excercise Price Expires On 18 April 2018 [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Fair value at date of grant								0.0358
0.057 Excercise Price Expires On 18 April 2018 [member] | Tranche 5 [member]
Share Based Payments [Line Items]
Fair value at date of grant								0.0390
0.057 Excercise Price Expires On 18 April 2018 [member] | Tranche 6 [member]
Share Based Payments [Line Items]
Fair value at date of grant								0.0417
0.057 Excercise Price Expires On 18 April 2018 [member] | Tranche 7 [member]
Share Based Payments [Line Items]
Fair value at date of grant								0.0437
0.057 Excercise Price Expires On 18 April 2018 [member] | Tranche 8 [member]
Share Based Payments [Line Items]
Fair value at date of grant								0.0493
0.057 Excercise Price Expires On 18 April 2018 [member] | Tranche 9 [member]
Share Based Payments [Line Items]
Fair value at date of grant								$ 0.0493
0.056 Exercise Price [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Fair value at date of grant							$ 0.0485
0.056 Exercise Price [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Fair value at date of grant							0.0485
0.056 Exercise Price [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Fair value at date of grant							0.0485
0.056 Exercise Price [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Fair value at date of grant							0.0352
0.056 Exercise Price [member] | Tranche 5 [member]
Share Based Payments [Line Items]
Fair value at date of grant							0.0384
0.056 Exercise Price [member] | Tranche 6 [member]
Share Based Payments [Line Items]
Fair value at date of grant							0.0409
0.056 Exercise Price [member] | Tranche 7 [member]
Share Based Payments [Line Items]
Fair value at date of grant							0.0430
0.056 Exercise Price [member] | Tranche 8 [member]
Share Based Payments [Line Items]
Fair value at date of grant							0.0485
0.056 Exercise Price [member] | Tranche 9 [member]
Share Based Payments [Line Items]
Fair value at date of grant							$ 0.0485
0.057 Excercise Price Expires On 14 June 2018 [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Fair value at date of grant						$ 0.0502
0.057 Excercise Price Expires On 14 June 2018 [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Fair value at date of grant						0.0502
0.057 Excercise Price Expires On 14 June 2018 [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Fair value at date of grant						0.0502
0.057 Excercise Price Expires On 14 June 2018 [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Fair value at date of grant						0.0365
0.057 Excercise Price Expires On 14 June 2018 [member] | Tranche 5 [member]
Share Based Payments [Line Items]
Fair value at date of grant						0.0399
0.057 Excercise Price Expires On 14 June 2018 [member] | Tranche 6 [member]
Share Based Payments [Line Items]
Fair value at date of grant						0.0425
0.057 Excercise Price Expires On 14 June 2018 [member] | Tranche 7 [member]
Share Based Payments [Line Items]
Fair value at date of grant						0.0446
0.057 Excercise Price Expires On 14 June 2018 [member] | Tranche 8 [member]
Share Based Payments [Line Items]
Fair value at date of grant						0.0502
0.057 Excercise Price Expires On 14 June 2018 [member] | Tranche 9 [member]
Share Based Payments [Line Items]
Fair value at date of grant						$ 0.0502
0.059 Exercise Price [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Fair value at date of grant					$ 0.0504
0.059 Exercise Price [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Fair value at date of grant					0.0504
0.059 Exercise Price [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Fair value at date of grant					0.0368
0.059 Exercise Price [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Fair value at date of grant					0.0401
0.059 Exercise Price [member] | Tranche 5 [member]
Share Based Payments [Line Items]
Fair value at date of grant					0.0427
0.059 Exercise Price [member] | Tranche 6 [member]
Share Based Payments [Line Items]
Fair value at date of grant					0.0448
0.059 Exercise Price [member] | Tranche 7 [member]
Share Based Payments [Line Items]
Fair value at date of grant					0.0504
0.059 Exercise Price [member] | Tranche 8 [member]
Share Based Payments [Line Items]
Fair value at date of grant					0.0504
0.059 Exercise Price [member] | Tranche 9 [member]
Share Based Payments [Line Items]
Fair value at date of grant					$ 0.0504
0.300 Excercise Price [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Fair value at date of grant			$ 0.1706
0.300 Excercise Price [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1834
0.300 Excercise Price [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1945
0.300 Excercise Price [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.2037
0.300 Excercise Price [member] | Tranche 5 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1694
0.300 Excercise Price [member] | Tranche 6 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1823
0.300 Excercise Price [member] | Tranche 7 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1931
0.300 Excercise Price [member] | Tranche 8 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.2026
0.300 Excercise Price [member] | Tranche 9 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1936
0.300 Excercise Price [member] | Tranche 10 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.2030
0.300 Excercise Price [member] | Tranche 11 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1677
0.300 Excercise Price [member] | Tranche 12 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1806
0.300 Excercise Price [member] | Tranche 13 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1922
0.300 Excercise Price [member] | Tranche 14 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.2014
0.300 Excercise Price [member] | Tranche 15 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1688
0.300 Excercise Price [member] | Tranche 16 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1812
0.300 Excercise Price [member] | Tranche 17 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.1926
0.300 Excercise Price [member] | Tranche 18 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.2022
0.300 Excercise Price [member] | Tranche 19 [member]
Share Based Payments [Line Items]
Fair value at date of grant			0.2033
0.300 Excercise Price [member] | Tranche 20 [member]
Share Based Payments [Line Items]
Fair value at date of grant			$ 0.1682
0.42 Excercise Price [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Fair value at date of grant		$ 0.2389
0.42 Excercise Price [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2567
0.42 Excercise Price [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2732
0.42 Excercise Price [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2862
0.42 Excercise Price [member] | Tranche 5 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2397
0.42 Excercise Price [member] | Tranche 6 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2575
0.42 Excercise Price [member] | Tranche 7 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2738
0.42 Excercise Price [member] | Tranche 8 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2868
0.42 Excercise Price [member] | Tranche 9 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2413
0.42 Excercise Price [member] | Tranche 10 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2591
0.42 Excercise Price [member] | Tranche 11 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2745
0.42 Excercise Price [member] | Tranche 12 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2878
0.42 Excercise Price [member] | Tranche 13 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2884
0.42 Excercise Price [member] | Tranche 14 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2598
0.42 Excercise Price [member] | Tranche 15 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2751
0.42 Excercise Price [member] | Tranche 16 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2421
0.42 Excercise Price [member] | Tranche 17 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2757
0.42 Excercise Price [member] | Tranche 18 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2430
0.42 Excercise Price [member] | Tranche 19 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2606
0.42 Excercise Price [member] | Tranche 20 [member]
Share Based Payments [Line Items]
Fair value at date of grant		0.2764
0.42 Excercise Price [member] | Tranche 21 [member]
Share Based Payments [Line Items]
Fair value at date of grant		$ 0.2889